PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepayments for inventories	$ 23,384	$ 0
Prepayments	23,384	0
Prepayments for tangibles	18,393	4,986
Prepayments for intangibles	9,246	16,074
Prepayment for inventories	14,768	0
Other prepayments	5,711	2,202
Prepayments	$ 48,118	$ 23,262